Commitments - Additional Information (Details) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Future minimum lease payments under non-cancellable operating leases	$ 346.4
Future minimum lease receipts under non-cancellable operating leases	14.8
Revolving Credit Facilities
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Letter of credit issued	$ 74.2